Investments (Recorded Other-Than-Temporary Impairment Losses on Investments) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Total other-than-temporary impairment losses	[1]	$ 44	$ 51	$ 66
Losses recorded to the nuclear decomissioning trust regulatory liability		(16)	(16)	(26)
Losses recognized in other comprehensive income (before taxes)		(5)	(12)	(9)
Net impairment losses recognized in earnings		23	23	31
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Total other-than-temporary impairment losses	[2]	20	26	36
Losses recorded to the nuclear decomissioning trust regulatory liability		(16)	(16)	(26)
Losses recognized in other comprehensive income (before taxes)		(2)	(7)	(6)
Net impairment losses recognized in earnings		$ 2	$ 3	$ 4

[1]	Amounts include other-than-temporary impairment losses for debt securities of $5 million, $13 million and $9 million at December 31, 2017, 2016 and 2015, respectively.
[2]	Amounts include other-than-temporary impairment losses for debt securities of $2 million, $8 million and $6 million at December 31, 2017, 2016 and 2015, respectively.